Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases

A summary of supplemental information related to operating leases as of the year ended December 31, 2023 and the six months ended June 30, 2024 was as follows:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Operating lease right-of-use assets, net	21,656	18,855	2,595
Operating lease liabilities, current	1,750	1,811	249
Operating lease liabilities, non-current	5,980	5,054	695
Weighted average remaining lease terms	3.56 years	4.25 years	4.25 years
Weighted average discount rate	4.36%	4.64%	4.64%

Cash flow information related to leases consists of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Right-of-use assets obtained in exchange for new operating lease liabilities	4,698	304	42

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 was as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Operating lease right-of-use assets, net	19,250	21,656	3,050
Operating lease liabilities, current	1,696	1,750	246
Operating lease liabilities, non-current	4,789	5,980	842
Weighted average remaining lease terms	3.79 years	3.56 years	2.83 years
Weighted average discount rate	4.41%	4.36%	4.25%

Cashflow information related to leases consists of the following:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	6,603	4,698	661
Derecognition of right-of use-assets	7,408	-	-
Derecognition of lease liabilities	5,658	-	-

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of June 30, 2024 were as follows:

As of June 30, 2024
RMB
(Unaudited)
FY2024	1,053
FY2025	2,118
FY2026	1,870
FY2027	1,087
FY2028	620
FY2029	290
FY2030	145
Total future lease payment	7,183
less: imputed interest	(318)
Represent value of future lease payments(1)	6,865

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,811 (US$249) and RMB5,054 (US$695) as of June 30, 2024.

Future lease payments under operating leases as of December 31, 2023 were as follows:

As of December 31, 2023
RMB
FY2024	2,250
FY2025	2,262
FY2026	2,028
FY2027	1,246
FY2028	779
FY2029	465
FY2030	321
Total future lease payment	9,351
less: imputed interest	(1,621)
Represent value of future lease payments(1)	7,730

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,750 (US$246) and RMB5,980 (US$842) for the year ended December 31, 2023, respectively.